INTANGIBLE ASSETS (Narrative) (Details)			1 Months Ended		12 Months Ended
	Mar. 03, 2021 USD ($)	Nov. 10, 2016 USD ($) shares	Oct. 25, 2021 CAD ($)	Oct. 25, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2010
Disclosure of detailed information about intangible assets [line items]
Sales royalty					5.00%
Acquisition costs		$ 217,946
Payments for intangible assets		$ 25,000	$ 810,000	$ 663,419	$ 92,062	$ 148,814	$ 169,973
Common shares issued to acquire intangible assets | shares		250,000
Common shares issued to acquire intangible assets, value		$ 192,946
Consulting agreement, fee per month	$ 10,000	10,000
Payments for consulting agreement, further consideration		$ 75,000
Shares issued for consulting agreement, further consideration | shares		750,000
Consulting agreement, royalty on net sales	2.50%	2.50%
Termination settlement					465,360	0	$ 0
Royalty payment for the license				$ 27,000
Royalty license fee term			10 years	10 years
Discount on royalty payment			50.00%	50.00%
Cumulative remaining license fees				$ 50,000
Deposit					67,181	67,181
Capitalized to intellectual property					$ 0	$ 301,338
Manway securement systems [Member]
Disclosure of detailed information about intangible assets [line items]
Sales royalty									5.00%
On the filing of the first new patent application related to the Products [Member]
Disclosure of detailed information about intangible assets [line items]
Payments for consulting agreement, further consideration		$ 25,000
Shares issued for consulting agreement, further consideration | shares		250,000
Fair value of common shares								$ 208,486
On the successful completion of a commercially viable production prototype for the first Product [Member]
Disclosure of detailed information about intangible assets [line items]
Payments for consulting agreement, further consideration		$ 25,000
Shares issued for consulting agreement, further consideration | shares		250,000
Fair value of common shares								$ 131,527
On completion of the sale of the first ten commercial vehicles incorporating the Product [Member]
Disclosure of detailed information about intangible assets [line items]
Payments for consulting agreement, further consideration		$ 25,000
Shares issued for consulting agreement, further consideration | shares		250,000